Related Parties - Summary of Key Management Personnel Compensation (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of key management personnel compensation [line items]
Salaries and social security charges	R$ 14,687	R$ 7,300	R$ 6,999
Bonuses and social security charges	8,208	6,854	6,124
Stock options	1,440	6,197	28,937
Total compensation	R$ 24,335	R$ 20,351	R$ 42,060